BlackRock Funds III

Supplement dated April 30, 2010 to the

Prospectuses and Statement of Additional Information (“SAI”), each dated May 1, 2009 (as revised

December 1, 2009), for the Premium Shares and Capital Shares

of the BlackRock Cash Funds: Government (the “Fund”)

Effective April, 30, 2010, Premium Shares and Capital Shares will no longer be available as share classes of the Fund. Accordingly, all references to the Premium Shares and Capital Shares of the Fund are hereby deleted.

This Supplement should be retained with your Prospectus and/or

Statement of Additional Information for future reference.